Earnings Per Ordinary Share (Details Textual)	12 Months Ended
Sep. 30, 2017 shares
Earnings Per Ordinary Share (Textual)
Restricted shares	0
Options [Member]
Earnings Per Ordinary Share (Textual)
Antidilutive securities excluded from computation of earnings per share, amount	12,334